Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Text Block]	4. Property, Plant and Equipment

The major components of the Company’s mineral property, plant, and equipment accounts are as follows:

	September 30,	December 31,
	2013	2012
Troy:
Property acquisition and development costs	$17,506	$17,506
Plant and equipment	17,904	18,387
Buildings and structures	5,685	5,553
	41,095	41,446
Rock Creek:
Property acquisition costs	34,976	34,976

Other, corporate	4,330	4,330
Other, mineral properties	118	118
	80,519	80,870
Accumulated depreciation and depletion:
Troy Property acquisition and development costs	(7,332)	(7,332)
Troy plant and equipment	(6,819)	(7,416)
Troy buildings and structures	(1,630)	(1,630)
	(15,781)	(16,378)
Other corporate assets	(159)	(135)
	(15,940)	(16,513)
	$64,579	$64,357

The net book value of assets under capital leases at September 30, 2013 and December 31, 2012 was $2.1 million and $2.1 million, respectively. During 2013, two assets under capital lease with a net book value of $1.0 million were damaged due to unstable ground conditions. Management anticipates the value to be recovered through insurance. At September 30, 2013, there is $0.5 million of construction in progress included in the Troy buildings and structures which are not subject to depreciation until these assets are placed into service.

Included in other corporate assets is Revett Holdings Inc., a wholly owned subsidiary of Revett Silver Company, which owns undeveloped real estate lands with a carrying value of $3.6 million. These lands are intended to be gifted, or otherwise transferred to the U.S. Forest Service or the State of Montana for mitigation requirements, as the Rock Creek evaluation program and mine development proceeds. The property costs for Rock Creek will be amortized when the property is placed into production, or written off if it is determined that Rock Creek cannot be developed or sold.

5.      Mineral Property, Plant, Equipment, and Mine Development

The major components of the Company’s mineral property, plant, and equipment accounts as of December 31 are as follows:

	2012	2011

Troy:
Mineral reserves and development costs	$17,506	$13,591
Plant and equipment	18,387	14,461
Buildings and structures	5,553	4,042
	41,446	32,094
Rock Creek:
Mineral reserves	34,976	34,972

Other, corporate	4,330	4,286
Other, mineral properties	118	118
	80,870	71,470
Accumulated depreciation and depletion:
Troy property acquisition and development costs	(7,332)	(6,338)
Troy plant and equipment	(7,416)	(6,167)
Troy buildings and structures	(1,630)	(1,260)
	(16,378)	(13,765)
Other corporate assets	(135)	(103)
	(16,513)	(13,868)
	$64,357	$57,602

The net book value of assets under capital leases at December 31, 2012 and 2011 was $2.1 million and $1.3 million, respectively. Drilling costs of $0.2 million and $0.1 million were capitalized due to converting mineral resources to reserves at the Troy Mine in 2012 and 2011, respectively. No drilling costs were incurred and capitalized at the Rock Creek property for any of the periods presented.

Included in other corporate assets are Revett Holdings Inc., a wholly owned subsidiary of Revett Silver Company, mitigation lands with a carrying value of $3.6 million. This land will be gifted to the U.S. Forest Service or the State of Montana, as directed, as the Rock Creek evaluation program and mine development proceeds. The property costs for Rock Creek will be amortized when the property is placed into production, or written off if Rock Creek cannot be developed.